Securities, 424I - Securities, 424I: 1	Sep. 19, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common Stock, par value $0.001
Fee Rate	0.00015%
Amount of Registration Fee	$ 41,650.74